Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Stock-based compensation (Details) - Options to purchase common stock - 2022 Omnibus Plan	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Compensation
Grant date fair value (in dollars per share)	$ 134.20
Expected term (in years)	6 years
Expected volatility (in percent)	69.00%
Risk-free interest rate (in percent)	3.70%
Exercise price (in dollars per share)	$ 207.90